[LETTERHEAD OF BULLION RIVER GOLD CORP.]

November 27, 2006

H. Roger Schwall, Assistant Director
Division of Corporation Finance
U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE
Washington, DC 20549-7010

Re:  Bullion River Gold Corp., a Nevada corporation (the "Company")

Amendment No. 3 to Registration Statement on Form SB-2-A3
Commission File No. 333-136129

Dear Mr. Schwall:

Enclosed for filing is the above-referenced amended Registration Statement, which has been updated to reflect the Company's financial results and other time-sensitive disclosure through September 30, 2006. Other than these updates, there have been no changes from the previous amendment that was filed with the Commission on November 8, 2006.

The Company has been advised that the Commission has no further comments on this filing. Therefore, we respectfully request acceleration of effectiveness of this Registration Statement to 5:00 p.m. EST, on Thursday, November 30, 2006.

The Company acknowledges that:

should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in teh filing; and

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in teh filing; and

Thank you very much,

________________________
Nancy Huber
Chief Financial Officer